Summary of Significant Accounting Policies - Summary of Estimated Economic Lives of Finite-Lived Intangible Assets (Details)	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2019
Traffic Acquisition Agreement
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	4 years	1 year 8 months 19 days
Traffic Acquisition Agreement | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		1 year
Traffic Acquisition Agreement | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		2 years
Intellectual Property Rights | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		1 year
Intellectual Property Rights | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		29 years
Trademarks
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives	2 years
Trademarks | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		2 years
Trademarks | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		23 years
User List
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		5 years
Online Literature | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		1 year
Online Literature | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		17 years
Domain Names
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		23 years
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		3 years
Others | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		2 years
Others | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		20 years
Published Mobile Games | Minimum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		2 years
Published Mobile Games | Maximum
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		4 years
Technology
Finite Lived Intangible Assets [Line Items]
Intangible assets, estimated economic lives		5 years